Derivative Warrant Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Derivative Warrant Liabilities [Abstract]
Schedule of Private Warrants	The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, using the following main assumptions:
	Warrant Inputs at March 31, 2026	Warrant Inputs at March 31, 2025
Share price	$2.46	$29.89
Expected dividend yield	Nil	Nil
Exercise price	$42,963.28	$42,963.28
Risk-free interest rate	4.21%	4.21%
Expected life	3.00	4.00
Expected volatility	59.98%	59.98%
Expiry date	January 25, 2029	January 25, 2029

Schedule of Derivative Warrant Liability

As at March 31, 2026, the derivative warrant liability was reconciled as follows:

	Number	Amount ($)
At listing January 25, 2024	3,499	595,358
Fair value loss	-	306,250
Opening balance April 1, 2024	3,499	901,608
Warrant exchange	(177)	(6,996)
Fair value gain	-	(694,516)
Balance as at March 31, 2025	3,322	200,096
Fair value loss	-	15,380
Balance as at March 31, 2026	3,322	215,476

Schedule of Warrant Transactions

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2024	3,346	$42,963.28	153	$42,963.28
Warrant exchange	(177)	$42,963.28	-	$42,963.28
Balance, March 31, 2025	3,169	$42,963.28	153	$42,963.28
Balance, March 31, 2026	3,169	$42,963.28	153	$42,963.28

Schedule of Warrants Outstanding and Exercisable

The following warrants were outstanding and exercisable at March 31, 2026:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
January 25, 2024	January 25, 2029	$42,963.28	3,322	3,322